Revenues (Details Textual) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure Of Additional Information Explanatory [Line Items]
Gain on sale of assets and businesses	€ 454	€ 3,288		€ 14
Zohr project [Member]
Disclosure Of Additional Information Explanatory [Line Items]
Sale of stake in assets and business	€ 428	€ 1,281
Percentage of sale of stake in assets and business	10	40	40
Area 4 Mozambique [Member]
Disclosure Of Additional Information Explanatory [Line Items]
Gain on sale of assets and businesses | $			$ 1,985
Proportion of owner interest sold		25.00%	25.00%